Inventory - Schedule of Inventories (Detail) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventory [Line Items]
Raw materials	$ 161	$ 21	$ 0
Work-in-process	53	83	0
Finished goods	1	5	0
Packaging	266	182	0
Consignment	166	21
Inventory allowance	(17)	(69)	0
Total inventory, net	$ 630	$ 243	$ 0